Goodwill - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	$ 303	$ 297
Write-off	(1)
Foreign currency translation	(12)	6
Goodwill, closing balance	290	303
AM&S
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	2	2
Write-off	(1)
Foreign currency translation	0	0
Goodwill, closing balance	1	2
P&D
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	76	74
Write-off	0
Foreign currency translation	(5)	2
Goodwill, closing balance	71	76
MCU
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	215	211
Write-off	0
Foreign currency translation	(7)	4
Goodwill, closing balance	208	215
D&RF
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Goodwill, opening balance	10	10
Write-off	0
Foreign currency translation	0	0
Goodwill, closing balance	$ 10	$ 10